Earnings Per Share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Dilutive effect of share units on number of ordinary shares (in shares)	2,284,607	1,168,346